Basis of Presentation and Significant Accounting Policies - Additional Information (Details) $ / shares in Units, $ in Millions							3 Months Ended	12 Months Ended			33 Months Ended
		Jan. 01, 2018 USD ($) Accounting_standard	Dec. 22, 2016 USD ($)	Sep. 28, 2016 USD ($) $ / shares	Jun. 24, 2016 USD ($) $ / shares	Apr. 08, 2016 USD ($)	Apr. 01, 2018 USD ($)	Dec. 31, 2018 USD ($) Operating_Segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($) Operating_Segment	Feb. 03, 2017 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of operating segments | Operating_Segment								2			2
Number of accounting standards adopted | Accounting_standard		11
Cash payments for acquisition, net of cash acquired	[1]							$ 0	$ 1,000	$ 18,368
Payments for merger termination costs						$ 150				150
Unrealized gain on equity securities								477
Other income/(deductions)—net	[2]							(2,116)	(1,416)	(3,794)
Decrease in cash, cash equivalents, restricted cash and cash equivalents	[1]							205	1,235	1,041
Accruals for Medicare rebates, Medicaid and related state program rebates, performance-based contract rebates, chargebacks, sales allowances, cash discounts and sales returns								5,426	4,923		$ 5,426
Advertising expense								3,100	3,100	3,200
Research and development expenses	[2],[3]							8,006	7,683	7,892
Nonsoftware License Arrangement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Research and development expenses								197	169	82
AstraZeneca [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration transferred			$ 1,040
Payments to acquire businesses, cash portion			$ 555						605
Medivation [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Business acquisition, per share in cash (in dollars per share) | $ / shares				$ 81.5
Payments to acquire businesses, cash portion				$ 14,300
Cash payments for acquisition, net of cash acquired				$ 13,900
Anacor [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Business acquisition, per share in cash (in dollars per share) | $ / shares					$ 99.25
Payments to acquire businesses, cash portion					$ 4,900
Cash payments for acquisition, net of cash acquired					4,500
Debt assumed					$ 698
ICU Medical [Member] | Disposed of by Sale, Not Discontinued Operations [Member] | HIS [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash received for disposition												$ 900
Sales Revenue, Product Line [Member] | Top Ten Products [Member] | Product Concentration Risk [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Concentration risk, amount								$ 1,000
Concentration risk, percentage								51.00%
Sales Revenue, Product Line [Member] | Top Nine Products [Member] | Product Concentration Risk [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Concentration risk, amount									$ 1,000	$ 1,000
Concentration risk, percentage									46.00%	43.00%
Financial Assets and Liabilities [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cumulative effect on retained earnings, before tax		$ 462
Cumulative effect on retained earnings, net of tax		419
Unrealized gain on equity securities								$ 477
Accounting for Hedging Activities [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other income/(deductions)—net								107
Restricted Cash [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Decrease in cash, cash equivalents, restricted cash and cash equivalents								2
Reclassification From Financing Activities To Operating Activities [Member] | Cash Flow Classification [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Decrease in debt prepayment and extinguishment costs								7
Reclassification From Operating Activities To Financing Activities [Member] | Cash Flow Classification [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Increase in accreted interest								$ 83
Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Revenues [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cumulative effect on retained earnings, before tax		584					$ 584
Cumulative effect on retained earnings, net of tax		450
Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Revenues [Member] | Collaboration Arrangements [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cumulative effect on retained earnings, before tax		500
Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Revenues [Member] | Collaboration Arrangements, Income From Upfront And Pre-Approval Milestone Payments [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cumulative effect on retained earnings, before tax		394
Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Revenues [Member] | Collaboration Arrangements, Product Manufacturing [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cumulative effect on retained earnings, before tax		82
Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Revenues [Member] | Product Rights And Out-Licensing Arrangements [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cumulative effect on retained earnings, before tax		394
Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Revenues [Member] | Product Shipments [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cumulative effect on retained earnings, before tax		84
Retained Earnings [Member] | Income Tax Accounting [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cumulative effect on retained earnings, net of tax		(189)
Retained Earnings [Member] | Reclassification of Certain Tax Effects from AOCI [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cumulative effect on retained earnings, net of tax		$ 495

[1]	Amounts may not add due to rounding.
[2]	Amounts may not add due to rounding.
[3]	Exclusive of amortization of intangible assets, except as disclosed in Note 1L. Basis of Presentation and Significant Accounting Policies: Amortization of Intangible Assets, Depreciation and Certain Long-Lived Assets.